Separate Account Assets and Liabilities - separate account liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Separate Account, Liability [Roll Forward]
Separate accounts balance, beginning of year	$ 109,111	$ 100,290
Premiums and deposits	4,137	6,185
Policy charges	(1,937)	(2,041)
Surrenders and withdrawals	(5,925)	(7,388)
Benefit payments	(1,576)	(1,687)
Investment performance	(18,860)	14,120
Net transfers from (to) general account	(106)	(373)
Other charges	9	5
Separate accounts balance, end of period	84,853	109,111
Aggregate carrying amount in the Condensed Consolidated Balance Sheets	84,853	109,111
Cash surrender value	83,588	107,655
Individual Retirement
Separate Account, Liability [Roll Forward]
Separate accounts balance, beginning of year	57,927	53,456
Premiums and deposits	2,420	4,081
Policy charges	(1,325)	(1,368)
Surrenders and withdrawals	(3,320)	(4,261)
Benefit payments	(898)	(1,039)
Investment performance	(9,861)	6,743
Net transfers from (to) general account	235	315
Other charges	0	0
Separate accounts balance, end of period	45,178	57,927
Aggregate carrying amount in the Condensed Consolidated Balance Sheets	45,178	57,927
Cash surrender value	44,124	56,727
Group Retirement
Separate Account, Liability [Roll Forward]
Separate accounts balance, beginning of year	45,138	41,310
Premiums and deposits	1,611	1,979
Policy charges	(461)	(523)
Surrenders and withdrawals	(2,452)	(3,013)
Benefit payments	(613)	(615)
Investment performance	(8,479)	6,711
Net transfers from (to) general account	(383)	(711)
Other charges	0	0
Separate accounts balance, end of period	34,361	45,138
Aggregate carrying amount in the Condensed Consolidated Balance Sheets	34,361	45,138
Cash surrender value	34,169	44,909
Life Insurance
Separate Account, Liability [Roll Forward]
Separate accounts balance, beginning of year	1,044	912
Premiums and deposits	37	49
Policy charges	(51)	(52)
Surrenders and withdrawals	(22)	(32)
Benefit payments	(6)	(10)
Investment performance	(201)	180
Net transfers from (to) general account	(2)	(3)
Other charges	0	0
Separate accounts balance, end of period	799	1,044
Aggregate carrying amount in the Condensed Consolidated Balance Sheets	799	1,044
Cash surrender value	777	1,026
Institutional Markets
Separate Account, Liability [Roll Forward]
Separate accounts balance, beginning of year	5,002	4,612
Premiums and deposits	69	76
Policy charges	(100)	(98)
Surrenders and withdrawals	(131)	(82)
Benefit payments	(59)	(23)
Investment performance	(319)	486
Net transfers from (to) general account	44	26
Other charges	9	5
Separate accounts balance, end of period	4,515	5,002
Aggregate carrying amount in the Condensed Consolidated Balance Sheets	4,515	5,002
Cash surrender value	$ 4,518	$ 4,993